Segments Reporting	12 Months Ended
Jun. 30, 2018
Segments Reporting
Segments Reporting

Note 16.          Segments Reporting

Primary Reporting Format - Business Segments

The entity has identified its operating segments based on the internal reports that are reviewed and used by the chief operating decision makers in assessing performance and determining the allocation of resources.

The executive management team considers the business from both a product and a geographic perspective and has identified three reportable segments.

Segments

Research and Development (R&D)

–	Income and expenses directly attributable to the Company’s research and development projects performed in Australia and Israel.

HyperImmune Products

–	Income and expenses directly attributable to Travelan activities which occur in Australia, New Zealand, Canada and the United States. In 2018, the Company earned 62%, 1% and 37% of its revenues from customers located in Australia, Canada and United States, respectively In 2017, the Company earned 64%, 10% and 26% of its revenues from customers located in Australia, Canada and United States, respectively. In 2016, the Company earned 78% and 4% and 18% of its revenues from customers located in Australia, Canada and United States, respectively.

Unallocated Corporate

–	Other items of income and expenses not directly attributable to R&D or HyperImmune Products segment are disclosed as corporate costs. Corporate activities primarily occur within Australia. This segment includes interest expenses from financing activities and depreciation.

	Research & Development	HyperImmune Products	Unallocated Corporate	Total
30 June 2018	AUD$	AUD$	AUD$	AUD$

Segment Revenue & Other income
Revenue from external customers	—	1,842,909	—	1,842,909
R&D tax concession refund	1,849,123	—	1,238	1,850,361
Other income	—	40	—	40
Total Segment Revenues & Other income	1,849,123	1,842,949	1,238	3,693,310

Segment Expenses
Depreciation	—	—	(5,047)	(5,047)
Finance costs	—	—	(18,857)	(18,857)
Share-based payments	—	—	(59,975)	(59,975)
Other operating expenses	(2,257,224)	(832,661)	(3,530,475)	(6,620,360)
Total Segment Expenses	(2,257,224)	(832,661)	(3,614,354)	(6,704,239)
Income Tax Expenses	—	—	—	—
(Loss)/Profit for the Period	(408,101)	1,010,288	(3,613,116)	(3,010,929)

Assets
Segment assets	1,191,029	3,162,045	4,889,614	9,242,688
Total Assets	1,191,029	3,162,045	4,889,614	9,242,688

Liabilities
Segment liabilities	(174,434)	(26,009)	(602,895)	(803,338)
Total Liabilities	(174,434)	(26,009)	(602,895)	(803,338)

	Research & Development	HyperImmune Products	Unallocated Corporate	Total
30 June 2017	AUD$	AUD$	AUD$	AUD$

Segment Revenue & Other income
Revenue from external customers	—	1,396,197	—	1,396,197
R&D tax concession refund	1,575,315	—	—	1,575,315
Interest income	—	—	8,386	8,386
Other income	25,000	5,672	—	30,672
Total Segment Revenues & Other income	1,600,315	1,401,869	8,386	3,010,570

Segment Expenses
Depreciation	—	—	(4,922)	(4,922)
Finance costs	—	—	(24,483)	(24,483)
Share-based payments	(188,481)	—	(334,184)	(522,665)
Other operating expenses	(4,805,874)	(1,017,169)	(3,439,611)	(9,262,654)
Total Segment Expenses	(4,994,355)	(1,017,169)	(3,803,200)	(9,814,724)
Income Tax Expenses	—	—	—	—
(Loss)/Profit for the Period	(3,394,040)	384,700	(3,794,814)	(6,804,154)

Assets
Segment assets	1,498,112	2,585,755	4,202,624	8,286,491
Total Assets	1,498,112	2,585,755	4,202,624	8,286,491

Liabilities
Segment liabilities	(514,326)	(330,218)	(867,021)	(1,711,565)
Total Liabilities	(514,326)	(330,218)	(867,021)	(1,711,565)

	Research & Development	HyperImmune Products	Unallocated Corporate	Total
30 June 2016	AUD$	AUD$	AUD$	AUD$

Segment Revenue & Other income
Revenue from external customers	—	1,001,077	—	1,001,077
R&D tax concession refund	1,512,840	—	—	1,512,840
Interest income	—	—	12,165	12,165
Other income	—	10,200	3,810	14,010
Total Segment Revenues & Other income	1,512,840	1,011,277	15,975	2,540,092

Segment Expenses
Depreciation	—	—	(3,892)	(3,892)
Finance costs	—	—	(156,000)	(156,000)
Share-based payments	—	—	(2,079,375)	(2,079,375)
Other operating expenses	(3,623,961)	(570,183)	(3,175,448)	(7,369,592)
Total Segment Expenses	(3,623,961)	(570,183)	(5,414,715)	(9,608,859)
Income Tax Expenses	—	—	—	—
(Loss)/Profit for the Period	(2,111,121)	441,094	(5,398,740)	(7,068,767)

Assets
Segment assets	1,512,840	2,318,860	4,995,784	8,827,484
Total Assets	1,512,840	2,318,860	4,995,784	8,827,484

Liabilities
Segment liabilities	(769,434)	(538,806)	(2,578,681)	(3,886,921)
Total Liabilities	(769,434)	(538,806)	(2,578,681)	(3,886,921)

Information on major customers:

 During the years ended 30 June 2018, 2017 and 2016, the Company had the following major customers (and their respective contribution to the Group’s total revenue):

	2018	2017	2016
Customer A	31%	13%	16%
Customer B	25%	34%	43%
Customer C	12%	15%	22%
Customer D	10%	15%	*
Customer E	*	10%	*

* Less than 10% of revenue for the respective year.

No other single customers contributed 10% or more to the Group’s revenue for all periods.